Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (204,040)	$ (96,203)	$ (525,393)	$ (525,393)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation	2,810	12,006	42,018	41,219
Rent expenses contributed to additional paid in capital		352		1,400
Imputed interest contributed as additional paid in capital	33,064	27,404	123,898	100,175
Expenses paid directly by related party			162,008	159,386
Change in assets and liabilities
Prepayment	(21,430)
Other receivable and deposits	(9,247)	657	56,236	926
Accounts payable and accrued liabilities	(30,696)	17,855	96,389	(2,530)
Deferred rent expenses		(1,956)	(8,333)	8,091
Net cash provided by (used in) operating activities	(229,539)	(39,885)	12,512	(216,726)
CASH FLOWS FROM INVESTING ACTIVITIES
Repayment of investment in mineral trading, related party		187,932
Receipt of trading advance			192,245
Concession acquisition costs			(229,367)
Purchase of plant and equipment	(13,597)	(1,797)	(968)	(34,814)
Net cash provided by (used in) investing activities	(13,597)	186,135	(38,090)	(34,814)
CASH FLOWS FROM FINANCING ACTIVITIES
Series A Preferred Stock issued	9,773
Stock payable			57,673
Advances received from related parties	270,276		257,672	893,748
Repayments of related party advances	(15,164)	(132,146)	(281,783)	(637,915)
Net cash provided by (used in) financing activities	264,885	(132,146)	33,563	255,833
Effects on changes in foreign exchange rate	(1,573)	289	1,235	(8,493)
Net increase (decrease) in cash and cash equivalents	20,176	14,393	9,220	(4,200)
Cash and cash equivalents - beginning of period	19,072	9,852	9,852	14,052
Cash and cash equivalents - end of period	39,248	24,254	19,072	9,852
Supplemental Cash Flow Disclosures
Cash paid for interest
Cash paid for income taxes
Non-Cash Investing and Financing Activity:
Reclassification of stock payable to additional paid in capital	$ 58,634
Supplemental Non-Cash Information
Property, plant and equipment paid for directly by related party			1,860
Landlord deposits funded directly by related party				$ 51,317